Share-based payment (Tables)	12 Months Ended
Dec. 31, 2024
Share-based payment
Summary of detailed information about number of share granted and weighted average exercise prices

	For the years ended December 31,
	2024		2023
	Average exercise		Average exercise
	price in Euro	SEBIRs/RSUs	price in Euro	SEBIRs/RSUs
	per share/copy	(thousand)	per share/copy	(thousand)
At January 1,	5.30	4,579	5.45	8,008
Granted	-	-	-	60
Canceled and forfeited	7.70	(232)	5.55	(3,489)
At December 31,	5.17	4,347	5.30	4,579

Summary of detailed information about RSUs and SEBIRs outstanding and exercise prices

	Exercise price in Euro
Expiry date	per RSU/ SEBIR	Shares/Copies (thousand)
		2024	2023
September 22, 2029	3.77	2,314	2,314
September 22, 2029	3.77	369	369
September 22, 2031	7.70	1,604	1,836
March 23, 2033	—	60	60
		4,347	4,579